(LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
(LOSS) INCOME PER SHARE
Schedule of loss per share calculation

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2019	31, 2020	31, 2021	31, 2021
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Net (loss) income attributable to ordinary shareholders before change in redeemable noncontrolling interest	(177,795,168)	397,883,388	(411,234,755)	(64,531,707)
Change in redeemable noncontrolling interest	(12,827,598)	(1,190,122)	—	—
Net (loss) income attributable to ordinary shareholders	(190,622,766)	396,693,266	(411,234,755)	(64,531,707)

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	106,407,008	163,599,920	495,304,894	495,304,894

Net (loss) income attributable to holders of ordinary shares per share
- Basic and diluted	(1.79)	2.42	(0.83)	(0.13)